Accrued Expenses	9 Months Ended
Sep. 30, 2014
Accrued Expenses
Accrued Expenses	NOTE 5 - ACCRUED EXPENSES Accrued expenses consist of employer related payroll taxes in the amounts of $20,558 and $14,747 at September 30, 2014 and December 31, 2013, respectively.